Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Equity valuation adjustments, beginning	R$ 280,339	R$ 146,362
Actuarial gains (losses)	(196,096)	142,327
Equity valuation adjustments, ending	84,243	280,339
Gains/(losses) in financial isntruments		(8,350)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Equity valuation adjustments, beginning	242,834	235,708
Actuarial gains (losses)	(100,152)	7,126
Equity valuation adjustments, ending	142,682	242,834
Gains/(losses) in financial isntruments
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Equity valuation adjustments, beginning	45,855	(89,346)
Actuarial gains (losses)	(104,294)	135,201
Equity valuation adjustments, ending	(58,439)	45,855
Gains/(losses) in financial isntruments
Hedge [Member]
IfrsStatementLineItems [Line Items]
Equity valuation adjustments, beginning	(8,350)
Actuarial gains (losses)	8,350
Equity valuation adjustments, ending		(8,350)
Gains/(losses) in financial isntruments		R$ (8,350)